REVENUE (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenues	₺ 35,558,521	₺ 26,478,009	₺ 24,792,125
Sales of goods
Revenue
Revenues	26,353,506	20,735,523	20,090,406
Marketplace revenues
Revenue
Revenues	4,486,402	2,804,882	1,991,864
Other services revenue
Revenue
Revenues	1,096,200	487,284	262,792
Delivery service revenues
Revenue
Revenues	₺ 3,622,413	₺ 2,450,320	₺ 2,447,063